Due to Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Related Party Transactions [Abstract]
Accretion Expense	$ 16,170	$ 60,415	$ 32,141	$ 143,645
Coupon interest on the Debenture	$ 40,805	$ 41,446	$ 80,723	$ 81,364